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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Windhaven Investment Management, Inc.
Address:  60 State Street
          Suite 3600
          Boston, MA 02109

13F File Number: 028-14230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael F. Hogan
Title:    Chief Compliance Officer
Phone:    415-667-1987

Signature,                        Place,                 and Date of Signing:
---------------------     ----------------------     -------------------------
Michael F. Hogan              San Francisco, CA           November 14, 2011

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      55
Form 13F Information Table Value Total: 6286736

List of Other Included Managers: NONE

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

                           Form 13F Information Table

Column 1                             Column 2        Column 3  Column 4       Column 5       Column 6  Column 7       Column 8
                                                                                                                  Voting Authority
                                                                 Value   SHRS or  SH / PUT / Investment  Other  --------------------
Name of Issuer                    Title of Class       CUSIP   (x$1000) PRN Amt  PRN  CALL  Discretion Managers   Sole   Shared Non
----------------------------- ---------------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ----
Coca Cola Co                  COM                    191216100      711    10545  SH           Sole                10545
Disney Walt Co                COM DISNEY             254687106      394    13059  SH           Sole                13059
Entremed Inc. New             COM NEW                29382F202       41    27000  SH           Sole                27000
Exxon Mobil Corp              COM                    30231G102      965    13292  SH           Sole                13292
FX ENERGY INC                 COM                    302695101      315    76367  SH           Sole                76367
General Electric Co           COM                    369604103      170    13799  SH           Sole                13799
General Mls Inc               COM                    370334104      387    10060  SH           Sole                10060
HEINZ H J CO                  COM                    423074103      270     5349  SH           Sole                 5349
Home Depot Inc                COM                    437076102      387    11770  SH           Sole                11770
Intel Corp                    COM                    458140100      954    44743  SH           Sole                44743
ISHARES INC                   MSCI GERMAN            464286806     1083    59317  SH           Sole                59317
ISHARES GOLD TRUST            ISHARES                464285105   161247 10186187  SH           Sole             10186187
ISHARES TR                    BARCLYS 1-3 YR         464287457   130271  1540391  SH           Sole              1540391
ISHARES TR                    BARCLYS 7-10YR         464287440   244423  2327240  SH           Sole              2327240
ISHARES TR INDEX              BARCLYS TIPS BD        464287176   761473  6662957  SH           Sole              6662957
ISHARES INC                   JP MORGAN USD EMERGING 464288281     1514    14594  SH           Sole                14594
Johnson & Johnson             COM                    478160104      411     6470  SH           Sole                 6470
Medco Health Solutions Inc    COM                    58405U102      204     4353  SH           Sole                 4353
Microsoft Corp                COM                    594918104     1251    50901  SH           Sole                50901
PIMCO ETF TR                  ENHAN SHRT MAT         72201R833   302254  3009899  SH           Sole              3009899
PIMCO ETF TR                  15+ YR US TIPS         72201R304   250946  4001244  SH           Sole              4001244
PIMCO ETF TR                  BROAD US TIPS          72201R403      240     5565  SH           Sole                 5565
POWERSHARES GLOBAL ETF TRUST  FDM HG YLD RAFI        73936T557     1414    80568  SH           Sole                80568
POWERSHARES QQQ TRUST         UNIT SER 1             73935A104   174840  3332364  SH           Sole              3332364

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
POWERSHARES ETF TR            GOLD                   73936B606      253     4445  SH           Sole                 4445
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT           73935S105   249870  9706883  SH           Sole              9706883
POWERSHARES ETF TRUST         INTL DIV ACHV          73935X716     1645   119649  SH           Sole               119649
Procter & Gamble Co           COM                    742718109     1207    19147  SH           Sole                19147
Royal Dutch Shell PLC         SPONS ADR A            780259206      252     4100  SH           Sole                 4100
Sigma Aldrich Corp            COM                    826552101      642    10400  SH           Sole                10400
SPDR S&P 500 ETF TRUST        TR Unit                78462F103     1437    13007  SH           Sole                13007

SPDR SERIES TRUST             BARC CAPTL ETF         78464A474    91182  3007436  SH           Sole              3007436
SPDR GOLD TRUST               GOLD SHS               78463V107   634640  4017430  SH           Sole              4017430

SPDR SERIES TRUST             DB INT GVT ETF         78464A490     2607    45565  SH           Sole                45565
SPDR SERIES TRUST             BRCLYS 1-3MT ETF       78464A680     5162   112587  SH           Sole               112587
SPDR SERIES TRUST             BRCLYS INTL ETF        78464A516     4579    76183  SH           Sole                76183

SPDR INDEX SHS FDS            DJ INTL RL ETF         78463X863     4230   131989  SH           Sole               131989
SPDR INDEX SHS FDS            S&P CHINA ETF          78463X400     2760    49449  SH           Sole                49449
SPECTRANETICS CORP            COM                    84760C107      321    45000  SH           Sole                45000
Sysco Corp                    COM                    871829107     1082    41800  SH           Sole                41800
US BANCORP DEL                COM NEW                902973304      260    11028  SH           Sole                11028
UNITED STATES COMMODITY INDEX
 FD                           COMM INDX FD           911717106     2584    44430  SH           Sole                44430
THE CHARLES SCHWAB CORP NEW   COM                    808513105     4509   400575  SH           Sole               400575
VANGUARD BD INDEX FD INC      TOTAL BND MRKT         921937835  5757443  9046092  SH           Sole              9046092
VANGUARD INDEX FDS            REIT ETF               922908553   599608 11791977  SH           Sole             11791977
VANGUARD INTL EQUITY INDEX F  TT WRLD ST ETF         922042742      559    13761  SH           Sole                13761

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
VANGUARD INDEX FDS            STK MRK ETF            922908769   846930 14680947  SH           Sole             14680947
VANGUARD TAX-MANAGED INTL FD  MSCI EAFE ETF          921943858   179267  5952728  SH           Sole              5952728
VANGUARD TAX-MANAGED FD       EMR MKT ETF            922042858   167218  4669283  SH           Sole              4669283
VANGUARD SPECIALIZED PORTFOL  DIV APP ETF            921908844   495344 10163734  SH           Sole             10163734
Wal Mart Stores Inc           COM                    931142103     2879    55478  SH           Sole                55478
WISDOMTREE TRUST              ASIA LC DBT FD         97717X842   179527  3634118  SH           Sole              3634118
WISDOMTREE TRUST              BRAZILN RL ETF         97717W240     5355   219311  SH           Sole               219311
WISDOMTREE TRUST              DRYFS CURR ETF         97717W133     1394    67405  SH           Sole                67405
WISDOMTREE TR                 EM LCL DEBT FD         97717X867     5815   120867  SH           Sole               120867